SUPPLEMENTARY INFORMATION RELATING TO THE NATURE OF EXPENSES (Employee benefit expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2022	Jan. 03, 2021
Analysis of income and expense [abstract]
Salaries, wages and other short-term employee benefits	$ 501,036	$ 423,335
Share-based payments	37,660	1,954
Post-employment benefits	28,085	44,645
Employee benefits expenses	$ 566,781	$ 469,934